Schedule Of Disaggregation Of Revenues (parenthethical) (Details)	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Concentration Risk Percentage	36.00%	36.00%	35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk Percentage			10.00%